Accrued Liabilities - Schedule of Significant Assumptions Utilized in the Fair Value of Liabilities (Details) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Discount Rate	14.90%
Volatility	55.00%
Credit spread	9.70%
Risk-free rate	2.10%